9. Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Composition of deposits [Abstract]
Non-interest bearing demand	$ 134,488	$ 129,634
Interest bearing demand	124,143	119,787
Savings deposits	90,686	89,776
Time deposits, in amounts of $100,000 or more	43,743	49,242
Other time deposits	96,809	106,473
Total Deposits	489,869	$ 494,912
Scheduled maturities of time deposits [Abstract]
2017	66,373
2018	24,618
2019	14,388
2020	11,606
2021	8,854
Thereafter	14,713
Time deposits	$ 140,552